Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 12,638,885	$ 15,773,783
Trade and other receivables	4,041,675	8,665,704
Other current assets	2,356,300	2,609,286
Total Current Assets	19,036,860	27,048,773
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$207,892 and A$181,681 respectively	32,154	61,776
Right-of-use assets net of accumulated depreciation of A$224,307 and A$278,245 respectively	154,729	207,087
Total Non-Current Assets	186,883	268,863
Total Assets	19,223,743	27,317,636
Current Liabilities
Trade and other payables	4,619,947	3,517,708
Provisions	530,699	729,202
Other current liabilities	100,000
Lease liabilities	107,131	107,177
Current tax liabilities	15,995	27,930
Total Current Liabilities	5,373,772	4,382,017
Non-Current Liabilities
Provisions		19,503
Lease liabilities	51,914	103,207
Total Non-Current Liabilities	51,914	122,710
Total Liabilities	5,425,686	4,504,727
Net Assets	13,798,057	22,812,909
Equity
Issued capital 2024: 5,245,115,318 fully paid ordinary shares Nil options over fully paid ordinary shares 2023: 2,439,897,618 fully paid ordinary shares Nil options over fully paid ordinary shares	223,152,985	213,971,323
Reserves	4,806,203	3,972,475
Accumulated deficit during the development stage	(214,161,131)	(195,130,889)
Total Equity	$ 13,798,057	$ 22,812,909